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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103 Bohemia, New York 11716

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

ROGÉ PARTNERS FUNDS - Rogé Partners Fund								Exhibit A/1
Investment Company Act File Number: 811-21571
PROXY VOTING LOGS July 1, 2007 - June 30, 2008
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Legg Mason Inc.	LM	524901105	7/19/2007	Proposal#1-Appointment of Nominees	Issuer	For	For	With
				#2-Amendment of Legg Mason 1996 equity incentive plan	Issuer	For	For	With
				#3- Amendment of the Legg Mason Non employee director equity plan	Issuer	For	For	With
				#4-Appointment of Pricewaterhousecoopers accounting firm	Issuer	For	For	With
				#5 - Stockholder proposal relating to an independent director serving as the chairman of the board.	Issuer	Against	Against	With

Bingo.com	BNGOF	G11152108	7/26/2007	Proposal#1-Appointment of Nominees	Issuer	For	For	With
				#2-Appoint Dohan and Cmpany cPA's as the auditor and to authorize the directors to set the auditors remuneartion	Issuer	For	For	With
				#3- Approve transaction of other business	Issuer	For	For	With

Value Line Inc.	VALU	920437100	8/30/2007	Proposal #1 Appointment of Nominees - Brecher,Buttner,Eakman,Henigson,Pardes,Ruth, and Shanahan	Issuer	For	For	With

DG Fastchannel Inc.	DGIT	23326r109	9/20/2007	Proposal #1 - Appointment of Nominees - Scott K. Ginsburg	Issuer	For	For	With

Tech/Ops sevcon Inc.		878293109	1/22/2008	Proposal #1 - Appointment of Nominees - Boyle,Stump	Issuer	For	For	With
With
Tweedy Browne Global Value Fd		901165100	4/4/2008	Proposal #1 - Appointment of Nominees - Balser,Beal,Hover,Salomon-Growne,Shrager	Issuer	For	For	With

MVC Capital Inc.	MVC	553829102	3/24/2008	Proposal #1 - Appointment of Nominees - Dominianni,Hellerman,Holtsberg,Knapp,Taylor,Tokarz	Issuer	For	For	With

Bershire Hathaway Inc.	BRK/B	84670207	5/3/2008	Proposal #1 - Appointment of Nominees-Buffett,Munger,H.Buffett,Decker,Gates,Gottwsman,	Issuer	For	For	With
Guyman,Deough,Murphy,Olson,Scott

Boulder Total Return Inc.		101541100	4/25/2008	Proposal #1 - Appointment of Nominees- Looney,Horejsi,Jacobson	Issuer	For	For	With

Big Rock Brewery Income Trust		08947w108	5/15/2008	Proposal #1 - Appointing Valuant Trust company as the trustee of the trust	Issuer	For	For	With
				#2 - Ordinary resoulution fixing the number of directors to be elected at the meeting at 10 members	Issuer	For	For	With
				#3 - Ten nominees proposed by management in the information	Issuer	For	For	With
				# 4 - Appointing Ernst & Young LLP as chartered accountants.	Issuer	For	For	With

Dundee Precious Metals		265269209	5/7/2008	Proposal #1 Election of directors for all nominees	Issuer	For	For	With
				#2 Appointment of Pricewaterhousecoopers LLP as auditor	Issuer	For	For	With
				#3 Amend the Corp's 2004 stock option plan.	Issuer	For	For	With
				#4 Option to grant share appreciation rights	Issuer	For	For	With
				#5 A resolution to amend the amending formula	Issuer	For	For	With
				#6 Grant of options with an wxpiry date up to 10 years.	Issuer	For	For	With

Winthrop Realty Trust Inc.		976391102	5/21/2008	Proposal #1 Appointment of Nominees - Ashner,Blasberg,Braverman,Embry,Goldberg, Braverman,Embry ,Goldberg,Mcwillliams Zalking	Issuer	For	For	With
				#2 Appointment of auditors as set forth in the accompanying proxy Statement.	Issuer	For	For	With

Leucadia National Corporation	LUK	527288104	5/13/2008	Proposal #1 Appointment of Nominees - Cuming,Dougan,Glabinger,Hirschfield,jordan,keil,nichols,steinberg	Issuer	For	For	With
				#2 Ratification fo the selection of pricewaterhousecoopers LLP as independent accountants	Issuer	For	For	With

Fairholme Funds	FAIRX	304871106	5/19/2008	Proposal#1 Appointment of Nominees- Alvarez,Berkowitz,trauner,baster,frank,oppenhiem,walters	Issuer	For	For	With
				#2A Replace the funds's fundamental investment policy	Issuer	For	For	With
				#2B Replace the Fund's Fundamental investment policyunderwriting securities	Issuer	For	For	With
				#2C Replace the fund's Fundamental investment policy concentration	Issuer	For	For	With
				#2D Replace the Fund's Fundamental invesmtn policy investments in real estate	Issuer	For	For	With
				#2E Replace the Fund's Fundamental Investment policy in investments in commodities	Issuer	For	For	With
				#2F Replace the Fund's Fundamental Investment policy in loans	Issuer	For	For	With
				#2G Eliminate the Fund's Fundamental investment policy investments for the number of issuer in which the fund invests	Issuer	For	For	With
				#2H Eliminate the Fund's Fundamental investment policy investments for the purpose of management or control	Issuer	For	For	With
				#2I Eliminate the Fund's Fundamental investment policy acquistiions of more than 10% of the outstanding voting securities of an issuer	Issuer	For	For	With
				#2J Eliminate the Fund's Fundamental Investment policy investments in oil,gas and other mineral exploration programs	Issuer	For	For	With
				#3 Approve the management agreement	Issuer	For	For	With

BINGO.COM	BNGOF	G11152108	6/3/2008	Proposal #1 Elect T.M.Williams as a Director	Issuer	For	For	With
				#1B Elect J.M. Williams as a Director	Issuer	For	For	With
				#1C Elect C.M. Devereux as a Director	Issuer	For	For	With
				#2 Appoint dohan and Company as CPA as the Auditor and to authorize the Directors to set the Audtor's remuneration	Issuer	For	For	With
				#3 Approve transaction of other business	Issuer	For	For	With

DG Fastchannel Inc.	DGIT	23326r109	6/5/2008	Proposal #1 Appointment of nominees. Donner,Howe,Levecchio	Issuer	For	For	With

Enstar Group Limited Inc.	ESGR	G3075P101	6/11/2008	Proposal #1 Appointment of Nominees- Armstrong,Oros	Issuer	For	For	With
				#2 Selection of Deloitte & Touche,Hamilton,Bermuda Independent public accounting firm	Issuer	For	For	With
				#3 Approve Enstar Group Limited Employee Share Purchase Plan	Issuer	For	For	With
				#4 Election of subsidiary directors as set fourth in Proposal No. 4	Issuer	For	For	With

Capital Southwest Corp.	CSWC	140501107	7/21/2008	Proposal #1 Appointment of Nominees-Burton,Henderson,Ligon,Martin,Thomas,Wilson	Issuer	For	For	With
				#2 Proposal to ratify the appointment of Audit committee of Grant Thornton LLP as Independent Public Acct.	Issuer	For	For	With

SIEM Industries Inc.	SEMUF	G81226105	7/8/2008	Proposal #1 Approval of the consolidated financial statements for the fiscal year Dec 31st 2007.	Issuer	For	For	With
				#2 Approval of Auditors	Issuer	For	For	With

ROGÉ PARTNERS FUNDS- Roge Select Opportunities Fund								Exhibit A/2
Investment Company Act File Number: 811-21571

PROXY VOTING LOGS July 1, 2007 - June 30, 2008
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Legg Mason Inc.	LM	524901105	7/19/2007	Proposal#1-Appointment of Nominees	Issuer	For	For	With
				#2-Amendment of Legg Mason 1996 equity incentive plan	Issuer	For	For	With
				#3- Amendment of the Legg Mason Non employee director equity plan	Issuer	For	For	With
				#4-Appointment of Pricewaterhousecoopers accounting firm	Issuer	For	For	With
				#5 - Stockholder proposal relating to an independent director serving as the chairman of the board.	Issuer	Against	Against	With

Bingo.com	BNGOF	G11152108	7/26/2007	Proposal#1-Appointment of Nominees	Issuer	For	For	With
				#2-Appoint Dohan and Cmpany cPA's as the auditor and to authorize the directors to set the auditors remuneartion	Issuer	For	For	With
				#3- Approve transaction of other business	Issuer	For	For	With

Value Line Inc.	VALU	920437100	8/30/2007	Proposal #1 Appointment of Nominees - Brecher,Buttner,Eakman,Henigson,Pardes,Ruth, and Shanahan	Issuer	For	For	With

DG Fastchannel Inc.	DGIT	23326r109	9/20/2007	Proposal #1 - Appointment of Nominees - Scott K. Ginsburg	Issuer	For	For	With

Tech/Ops Sevcon	TO	878293109	1/22/2008	Proposal #1 - Appointment of Nominees - Boyle,Stump	Issuer	For	For	With

Hurco Companies Inc.	HURC	447324104	3/13/2008	Proposal #1 - Appointment of Nominees - Cooper,Cruuickshank,Doar,James,Maza,Niner,retnschler,Sivanesan	Issuer	For	For	With
				Proposal #2 - Approve the Hurco Companies 2008 Equity Incentive Plan	Issuer	For	For	With

Resource America Inc.	REXI	761195205	3/18/2008	Proposal #1 - Appointment of Nominees - Campbell,Cohen,Kozlov	Issuer	For	For	With
				Proposal #2 - Vote upon such other business as may be brought before the meeting or any adjounment thereof.	Issuer	For	For	With

International Assets Holding Corp.	IAAC	459028106	3/13/2008	Proposal #1 - Appointment of Nominees - Veitia,O'connoer,Branch,Miller,Radziwill,Wheeler,Fowler	Issuer	For	For	With
				Proposal #2 - Ratify the appointment of rothstein,Kass&Co. P.C. as independent public accountants	Issuer	For	For	With

Helmerich & Payne Inc.	HP	423452101	3/5/2008	Proposal#1- Appointment of Nominnees - Armstrong,Zeglis	Issuer	For	For	With

Tyco Electronics	TEL	G9144P105	3/10/2008	Proposal #1 - Appointment of Nominees- Brondeau,charan,gromer,hernandez lynch,phelan,poses,smith,snned,steinger,wijnberg	Issuer	For	For	With
				Proposal # 2 - Appointment of Deloitte&Touche LLP as independent auditors	Issuer	For	For	With

MVC Capital	MVC	553829102	3/24/2008	Proposal #1 - Appointment of Nominees - Dominianni,Hellerman,Hotsberg,Knapp,Taylor , Tokarz	Issuer	For	For	With

Glaxosmithkline PLC	GSK	37733w105	5/21/2008	Proposals 1-15 - Appointment of Nominees, Adopt directors report and statements,Adopt new articles	Issuer	For	For	With

Petroleo Brasileiro S.A.	PBR	71654v408	4/4/2008	Proposals 1-7 - Appointment of Nominees, E1 - Capital Stock Increase via the incorporation of the capital reserve	Issuer	For	For	With

Berkshire Hathaway Inc.	BRK/B	84670207	5/3/2008	Proposal#1- Appointment of Nominees, Buffett,Munger,H.Buffett,Decker,Gates,Gottesman,Guyman,Deough	Issuer	For	For	With
Murphy,Olson,Scott

Janus Capital Group	JNS	47102x105	5/1/2008	Proposals #1-#5, Appointment of Nominees, Balser,Black,Diermeier,Schafer,Skidelsky,	Issuer	For	For	With
				Proposals #6 - Appointment of Deloitte & Touche	Issuer	For	For	With
				Proposal #7 - Approve the 2008 management incentive compensation plan	Issuer	For	For	With

Dundee Precious Metals	DPLMF	265269209	5/7/2008	Proposal #1 Election of directors for all nominees	Issuer	For	For	With
				#2 Appointment of Pricewaterhousecoopers LLP as auditor	Issuer	For	For	With
				#3 Amend the Corp's 2004 stock option plan.	Issuer	For	For	With
				#4 Option to grant share appreciation rights	Issuer	For	For	With
				#5 A resolution to amend the amending formula	Issuer	For	For	With
				#6 Grant of options with an wxpiry date up to 10 years.	Issuer	For	For	With

CVR Energy	CVI	12662p108	5/14/2008	Proposal#1 Appointment of Nominees - Lipinski,Lebovitz,lippert,matelich,nordaker,osborne,pontarelli,tomkins	Issuer	For	For	With
				#2 Ratify the selection of KPMG LLP as Independent Accounting firm	Issuer	For	For	With

Cimarex Energy Co.	XEC	171798101	5/21/2008	Proposal #1A Election of director David Hentschel	Issuer	For	For	With
				#1B Election of Director F.H. Merelli	Issuer	For	For	With
				#1C Election of Director L.Paul Teague	Issuer	For	For	With
				Proposal #2 Ratify appointment of KPMG LLP as independent auditors for 2008	Issuer	For	For	With

Leucadia National Corp.	LUK	527288104	5/13/2008	Proposal #1 Appointment of Nominees-cumming,dougan,glaubinger,hirschfiled,jordan,keil,nichols,steinberg	Issuer	For	For	With
				#2 Selection of pricewaterhousecoopers llp as independent accountants	Issuer	For	For	With

United Guardian Inc.	UG	910571108	5/14/2008	Proposal #1 Appointment of Nominees-Globus,Globus,Rubinger,Globus,Maietta,dreser,boccone,nolan	Issuer	For	For	With
				#2 Appointment of Eisner LLP as independent public accountants	Issuer	For	For	With

Middlesex Water Company	MSEX	596680108	5/21/2008	Proposal #1 Appontment of Nominees - Middleton,Shein,Tompkins	Issuer	For	For	With
				Approval of 2008 restricted stock plan	Issuer	For	For	With
				#3 Approval of outside director stock compensation plan	Issuer	For	For	With

Aetna Inc.	AET	00817y108	5/30/2008	Proposal # 1 Appointment of Nominees-Clark,Cohen,Coye,farah,Franklin,Garten	Issuer	For	For	With
				Greenwald,Hancock,Ludwig,Newhouse,willliams	Issuer	For	For	With
				#2 Approval of Independent registered public accounting firm	Issuer	For	For	With
				#3 Shareholder proposal on cumulative voting	Issuer	For	For	With
				#4 Shareholder proposal on nominating a retired Aetna executive to the board	Issuer	For	For	With

Linn Energy LLC	LINE	536020100	5/29/2008	Proposal#1 Appointment of Nominees - Linn,Alcorn,Jacobs,Swoveland,Mccoy	Issuer	For	For	With
				#2 Appt of KPMGLLP as independent auditors	Issuer	For	For	With
				#3 Approve the amended and restated Linn energy long term incentive plan	Issuer	For	For	With

Mines Management	MGN	603432105	5/22/2008	Proposal #1 Appointment of Nominees- Dobbs, Franklin	Issuer	For	For	With
				#2 Adoption of the company's 2007 equity incentive plan	Issuer	For	For	With

Richmont Mines Inc.	RIC	76547t106	5/13/2008	Proposal #1 Election of directors as set forth in the management information circular.	Issuer	For	For	With
				#2 The appointment of auditors and authorizing the board of directors to fix their remuneration	Issuer	For	For	With
				#3 Reconfirmation and ratification of the shareholder rights plan	Issuer	For	For	With

Bingo.com	BNGOF	G11152108	6/3/2008	Proposal #1A Elect T>M.Williams as the Director	Issuer	For	For	With
				#1B Elect J.M. Williams as a Director	Issuer	For	For	With
				#1C Elect C.M. Devereux as a Director	Issuer	For	For	With
				#2 Appoint Dohan and Company as the CPA and to authorize the directors to set the auditors remuneration	Issuer	For	For	With
				#3 Approve transaction of other business	Issuer	For	For	With

Electronic Systems Tech.	ELST	285848107	6/6/2008	Proposal #1 Kirchner,Brown	Issuer	For	For	With
				#2 Ratify Moe O'Shaughnessy & Associates as independent auditors and tax service providers	Issuer	For	For	With
				#3 IN his discretion the proxy is authorized to vote upon such other matters as may come before the meeting	Issuer	For	For	With

High River Gold Mines LTD.	HRIVF	42979j107	5/28/2008	Proposal #1 Election of the directors as nominated by management	Issuer	For	For	With
				#2 Authorizing an increase of 2,000,000 options for a maximum of 20,074,000	Issuer	For	For	With
				#3 Appointment of price waterhousecooopers LLC chartered accountants and auditors of the company	Issuer	For	For	With

Geokinetics Inc.	GOK	372910307	6/24/2008	Proposal #1A Election of Director Ziegler	Issuer	For	For	With
				#1B Richard Miles	Issuer	For	For	With
				#1C Steven Webster	Issuer	For	For	With
				#1D Christopher Harte	Issuer	For	For	With
				#1E Gary Pittman	Issuer	For	For	With
				#1F Robert Cabes Jr.	Issuer	For	For	With
				#1G Christopher Strong	Issuer	For	For	With
				#2 Ratification of Audtors	Issuer	For	For	With

Atlas America Inc.	ATLS	49167109	6/13/2008	Proposal #1 Appointment of Nominees - Cohen,Spolan,Holtz	Issuer	For	For	With
				#2 Adopt the amended and restated annual incentive plan for Senior Executives	Issuer	For	For	With
				#3 Authorized to vote upon such other business as may properly be brought before the meeting or any adjounment	Issuer	For	For	With

Enstar Group Limited		G3075P101	6/11/2008	Proposal #1 Appointment of Nominees- Armstrong,Oros	Issuer	For	For	With
				#2 Selection of Deloitte & Touche,Hamilton,Bermuda Independent public accounting firm	Issuer	For	For	With
				#3 Approve Enstar Group Limited Employee Share Purchase Plan	Issuer	For	For	With
				#4 Election of subsidiary directors as set fourth in Proposal No. 4	Issuer	For	For	With

CVR Energy Inc.	CVI	12662p108	6/6/2008	Proposal #1 Appointment of Nominees-Lipinski,Lebovitz,Lippert,Matelich,nordaker,osborne,pontarelli,tomkins	Issuer	For	For	With
				#2 Ratify KPMG LLP as the company's independent registered public accounting firm 2008	Issuer	For	For	With

Petroleo Brasileiro S.A.	PBR	71654v408	6/9/2008	Proposal #1 Approve the Disposal of the control of the subsidiary of Petrobras, Dapean Participacoes S.A.	Issuer	For	For	With
				by means of the merger into this company of fasciatus participacoes S.A.	Issuer	For	For	With

SEIM Indurstries	SEMUF	G81226105	7/8/2008	Proposal #1 Approval of the consolidated financial statements for the fiscal year ended 31st December 2007	Issuer	For	For	With
				#2 Approval of Auditors	Issuer	For	For	With

Computer Modelling Group	CMG	205249105	7/8/2008	Proposal #1 Divide the issued and outstanding common shares and non boting shares on a tow for one basis	Issuer	For	For	With
				#2 Approving unallocatied stock options issuable to the stock option plan of the corp.	Issuer	For	For	With
				#3 setting the number of directors to be elected at the meeting	Issuer	For	For	With
				#4 The election of dirctors, for the common share nominees	Issuer	For	For	With
				#5 Appointment of KPMG LLP chartered accountants	Issuer	For	For	With

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUNDS

By (Signature and Title)*        /s/ Jeffrey C. Roberto

         Jeffrey C. Roberto CCO – Manager, Portfolio Operations

Date August 21, 2008

* Print the name and title of each signing officer under his or her signature.